Acquisitions	12 Months Ended
Dec. 31, 2018
Business Combinations1 [Abstract]
Acquisitions
Acquisitions
(a) Goodfella’s Pizza
On April 21, 2018, the Company completed its acquisition of all of the share capital of Green Isle Foods Limited (“Goodfella’s Pizza”) for £209.7 million (€239.0 million), including post-acquisition working capital and net debt adjustments. Goodfella’s Pizza (legal entity subsequently renamed Birds Eye Pizza Limited), is a pizza producer based in Ireland that complements our existing business model.
The preliminary assessment of the fair values of assets and liabilities of Birds Eye Pizza Limited at the date of acquisition and the consideration paid was as follows:

April 21, 2018
€m
Assets:
Intangible assets	158.0
Property, plant and equipment	33.2
Current assets	7.5
Inventories	10.7
Deferred tax assets	0.9
Total assets	210.3

Liabilities:
Current liabilities	31.2
Deferred tax liabilities	22.6
Total liabilities	53.8

Total identifiable net assets acquired	156.5

Total purchase consideration	239.0

Total identifiable net assets acquired	(156.5)

Goodwill	82.5

The preliminary estimate of goodwill is €82.5 million. The goodwill recognized is attributable mainly to the growth prospects for the business expected organically and operational synergies.
If new information obtained within one year of the date of acquisition about facts and circumstances that existed at the date of acquisition are identified, then the accounting for the acquisition will be revised. The figures presented include working capital and net debt revisions post acquisition.
During the period from April 21, 2018 until December 31, 2018, the Goodfella's Pizza business contributed total revenue of €109.5 million and profit before tax of €6.1 million to the Company's results.
(b) Toppfrys AB
Effective March 2, 2018, the Company acquired a 60% stake of the outstanding share capital of Toppfrys AB, a pea processing business in Sweden that complements our existing business model. The Company paid €1.7 million (SEK 17.0 million) for the equity share acquired and subsequently provided loans of €1.5 million (SEK 13.6 million), bringing the total payments to €3.2 million (SEK 30.6 million). The Company has consolidated the business and has recognized a 40% non-controlling interest as it was determined to have control based on an assessment of the acquired business. The shareholder arrangements include a put option for the non-controlling interest to sell their remaining shares from 2020 and call options for the Company to acquire the remaining shares from 2022.
The provisional 60% stake of net liabilities acquired were valued at €0.1 million, resulting in a provisional estimate of goodwill of €1.8 million. The Company believes the future value of goodwill will be obtained through its market position in Sweden. The revenue and profit or loss since the acquisition date are immaterial to the consolidated financial statements.
On December 29, 2018, the Company increased its stake in Toppfrys AB to 81%, acquiring newly issued shares for consideration of €3.0 million (SEK 30.7 million). The shares were settled in exchange for loans payable by the subsidiary to another wholly owned subsidiary. The Company continues to consolidate the business and has recognized a 19% non-controlling interest from this date.
(c) Aunt Bessie's
On July 2, 2018, the Company completed its acquisition of all the share capital of Aunt Bessie’s Limited (“Aunt Bessie's”) from William Jackson & Son Limited for a purchase price of £209.0 million (€235.9 million). Aunt Bessie’s is a leading frozen food company in the United Kingdom where it manufactures, distributes and sells a range of branded frozen food products. The Aunt Bessie’s brand holds number one and number two market share positions, respectively, within frozen Yorkshire puddings and frozen potatoes, which combine to represent the majority of its revenues.
The preliminary assessment of the fair values of assets and liabilities of Aunt Bessie's at the date of acquisition and the consideration paid was as follows:

July 2, 2018
€m
Assets:
Intangible assets	205.3
Property, plant and equipment	23.1
Current assets	19.5
Inventories	13.2
Total assets	261.1

Liabilities:
Current liabilities	18.7
Deferred tax liabilities	37.6
Total liabilities	56.3

Total identifiable net assets acquired	204.8

Total purchase consideration	235.9

Total identifiable net assets acquired	(204.8)

Goodwill	31.1

The preliminary estimate of goodwill is €31.1 million. The goodwill recognized is attributable mainly to the growth prospects for the business expected organically and operational synergies.
If new information obtained within one year of the date of acquisition about facts and circumstances that existed at the date of acquisition are identified, then the accounting for the acquisition will be revised.
During the period from July 2, 2018 until December 31, 2018, the business contributed total revenue of €71.5 million and profit before tax of €8.1 million to the Company's results.
(d) Impact of all acquisitions on financial statements
Acquisition related costs of €8.9 million are recognized as an expense in other operating expenses.
If all acquisitions had occurred on January 1, 2018, management estimates that the combined Company would have revenue of €2,287.5 million and profit before tax of €239.8 million for the year ended December 31, 2018.
(e) Purchase consideration - cash outflow

	For the year ended December 31,
	2018	2017
Outflow of cash to acquire subsidiary, net of cash acquired	€m	€m
Cash consideration	474.9	—
Less cash acquired	(9.8)	—
Net outflow of cash - investing activities	465.1	—
Purchase consideration - cash outflow

	For the year ended December 31,
	2018	2017
Outflow of cash to acquire subsidiary, net of cash acquired	€m	€m
Cash consideration	474.9	—
Less cash acquired	(9.8)	—
Net outflow of cash - investing activities	465.1	—
Indemnification assets

	Year ended December 31,
	2018	2017
	€m	€m
Balance at January 1	73.8	65.5
Recognized through business combinations	6.1	—
Remeasurement	—	10.4
Utilized	(0.5)	—
Release of indemnified provision	—	(2.1)
Balance at December 31	79.4	73.8

As at the December 31, 2018, €73.8 million (December 31, 2017: €73.8 million) of the indemnification assets relate to the acquisition of the Findus Group for which 6,964,417 shares are held in escrow and are valued at $16.72 (€14.62) (December 31, 2017: 6,964,417 shares valued at $16.91 (€14.13)) each. The shares placed in escrow will be released in stages over a four-year period beginning January 2019 and each anniversary thereafter. In January 2019, 4,901,330 shares were released from escrow. As a consequence the indemnification asset will be reduced with a corresponding charge to the income statement within the 2019 financial statements.
The indemnification asset of €6.1 million recognized in relation to the Goodfella’s Pizza acquisition relates to several contingent liabilities that arose prior to acquisition. As at December 31, 2018, €0.5 million of the indemnification assets relate to liabilities with customers for which the seller has provided an indemnity. The remainder relates to other contingent liabilities which are covered by insurance policies taken out by the seller. A liability has also been recognized in the balance sheet to the same extent as the asset.